Offerings	Mar. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value GBP 0.002 per share
Amount Registered | shares	1,584,014
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 0
Offering Note
(2)
These ordinary shares are represented by American depositary shares (“ADSs”), each of which represents one ordinary share of the registrant. The ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-252487).

(3)
Represents the greatest number of ADSs issuable upon conversion of the Notes, subject to adjustment in certain circumstances. Pursuant to Rule 416(a) under the Securities Act, we are also registering an indeterminate amount of ADSs as may be issuable from time to time upon conversion of the Notes as a result of stock splits, stock dividends or the other anti-dilution provisions of the Notes.

(4)
Pursuant to Rule 457(i) under the Securities Act, there is no additional filing fee with respect to the ADSs issuable upon conversion of the Notes because no additional consideration will be received by the registrant.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt Convertible into Equity
Security Class Title	2.50% Convertible Senior Notes due 2030
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 22,965
Offering Note
(1)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933, as amended (the “Securities Act”), based on 100% of the aggregate principal amount of the 2.50% Convertible Senior Notes due 2030 (the “Notes”).